Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Property, plant & equipment	$ 81	$ 5
Accrued liabilities	2,619	3,894
Losses on debt extinguishment	458	45
Net operating loss carryforwards - U.S.	13,591	13,420
Net operating loss carryforwards - Israel	6,766	6,766
Stock-based compensation	4,014	5,435
Gross deferred tax assets	27,529	29,565
Valuation allowance	(27,529)	(29,565)
Gross deferred tax assets after valuation allowance	0	0
Deferred tax liability - AmiKet IPR&D assets	(4,142)	(5,933)
Net deferred tax liability	$ (4,142)	$ (5,933)